Fair value measurement - Short-term investments (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Fair Value Measurement
Maturity term of short term investments (in days or months)	7 days
Maximum
Fair Value Measurement
Maturity term of short term investments (in days or months)	3 months